Unaudited Interim Condensed Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 101,060	$ 138,441	$ 323,915	$ 443,049
Operating expenses	(57,852)	(45,935)	(161,450)	(149,330)
Depreciation	(26,168)	(32,233)	(77,991)	(100,272)
Amortization	(11,314)	(2,807)	(33,852)	(8,438)
Other operating gains (losses), net	251	2,272	4,070	2,254
Operating income	5,977	59,738	54,692	187,263
Interest expense	(54,197)	(59,443)	(164,492)	(185,815)
Gain on repurchase of debt		21,368	6,896	193,690
Interest and other income	5,718	15,668	18,760	57,033
Gain (loss) on changes in fair value of financial instruments	(63,120)		(109,780)
Gain (loss) on foreign exchange	(32,282)	35,675	84,808	(67,215)
Income (loss) before income taxes	(137,904)	73,006	(109,116)	184,956
Tax (expense) recovery	16,821	(5,164)	12,105	(40,192)
Net income (loss)	(121,083)	67,842	(97,011)	144,764
Net income (loss) attributable to:
Telesat Corporation shareholders	(35,269)	17,901	(29,811)	38,591
Non-controlling interest	(85,814)	49,941	(67,200)	106,173
Net income (loss)	$ (121,083)	$ 67,842	$ (97,011)	$ 144,764
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (2.38)	$ 1.27	$ (2.04)	$ 2.78
Diluted (in Dollars per share)	$ (2.38)	$ 1.23	$ (2.04)	$ 2.68
Total Weighted Average Telesat Corporation Shares Outstanding
Basic (in Shares)	14,797,243	14,046,257	14,592,627	13,888,334
Diluted (in Shares)	14,797,243	16,059,104	14,592,627	15,813,555